Significant accounting policies	12 Months Ended
Mar. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Significant accounting policies [Text Block]

2.    Significant accounting policies

Basis of presentation

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”).

The Company has consistently applied the same accounting policies throughout all periods presented.  Certain comparatives have been restated to conform with this year's presentation.  The board of directors approved these consolidated financial statements on June 24, 2021.

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, Burcon NutraScience (MB) Corp. ("Burcon-MB") and Burcon NutraScience Holdings Corp. ("Burcon Holdings").  A subsidiary is an entity in which the Company has control, directly or indirectly.  Under IFRS 10, an investor controls an investee if and only if the investor has power over the investee, exposure, or rights, to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect the amount of the investor's returns. All material intercompany transactions and balances have been eliminated on consolidation.

Details of the Company's subsidiaries at March 31, 2021 are as follows:

	Place of incorporation	Interest %	Principal activity

Burcon NutraScience (MB) Corp.	Manitoba, Canada	100	Research and development

Burcon NutraScience Holdings Corp.	Canadian federally incorporated	100	Investment holding

Investment in Associates

An associate is an entity over which the Company has significant influence.  Significant influence is the power to participate in the financial and operating policy of the investee without the power to control or jointly control those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting.  Under the equity method of accounting, investments are recorded at historical cost as an asset and adjusted for dividends received, capital contributions, other transactions that result in changes in ownership interest held by the Company, and the Company's share of Merit's earnings or losses, which is recorded as a component of Loss and Comprehensive Loss for the year.  When the Company's share of losses of an associate exceeds the Company's interest in the associate, which includes any long-term interests that, in substance, form part of the Company's net investment in the associate, the Company discontinues recognizing its share of further losses.  Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

Management considers whether there are any indicators of impairment to determine whether it is necessary to recognize any impairment loss with respect to the Company's investment in an associate. When such indicators of impairment exist, the carrying amount of the investment is tested for impairment by comparing the recoverable amount with its carrying amount of the investment. Any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

Revenue recognition

The Company recognizes revenue when the amount of revenue can be reliably measured, and it is probable that future economic benefits will flow to the Company.  The Company may earn revenues from licensing agreements under which third parties are granted rights to use the Company's technologies.

If the substantive rights to the technologies are retained by the Company, or the Company has remaining performance obligations under the licensing agreements, and as such not all of the risks and rewards have been transferred to the licensee, the Company recognizes amounts received or receivable as royalties when earned on an accrual basis.

At the point when all of the risks and rewards associated with the use of the technologies have, in substance, been relinquished under the licensing agreements, the Company recognizes the fair value of future payments expected to be received as proceeds from the sale of the technologies in the consolidated statements of operations and comprehensive loss, once the expected future payments can be reliably measured.

Upfront payments and similar non-refundable payments received under these agreements are initially recognized as deferred revenue. Subsequently, if the Company recognizes royalty revenue, the amounts deferred are recognized as revenue on a straight-line basis over the estimated period royalties are expected to be earned commencing in the period royalties are first recognized as revenue. Otherwise, the deferred amounts are recognized as sale proceeds at the date of sale of the technologies.

License agreements may consist of multiple elements and provide for varying consideration terms, such as upfront payments and milestone or similar payments. Revenue arrangements with multiple elements are reviewed in order to determine whether the multiple elements can be divided into separate units of accounting. If separable, the consideration received is allocated among the separate units of accounting based on their respective fair values, and the applicable revenue recognition criteria are applied to each of the separate units. Otherwise, the applicable revenue recognition criteria are applied to the revenue arrangement as a single unit.

Government assistance

The Company carries out research and development in Canada that is eligible for Scientific Research and Experimental Development ("SR&ED") Investment Tax Credits ("ITC") at both the federal and provincial level.  The Company has recognized the refundable portion of ITC at the provincial level but has not recognized the benefits of ITC at the federal level because realization of these benefits is not probable at this time.  The Company's determination of ITC involves uncertainty with respect to management's interpretation of complex tax regulations.  The ITC claims are subject to review and acceptance by the Canada Revenue Agency prior to collection.

Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in the statement of profit or loss in the period in which they become receivable.

Accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to apply judgment when making estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the reported amount of revenue and expenses during the reporting period, and disclosures made in the accompanying notes to the consolidated financial statements.  Actual results may differ from those estimates.

The significant areas where management's judgment is applied are in determining the fair value of stock-based compensation (see note 9 for assumptions used by management), whether all criteria for deferring development costs are met, the point at which amortization of development costs commences, the expense allocation to deferred development costs and the recoverable amounts of investment in associates, expected credit losses on loans receivable, goodwill, and the discount rate used to fair value the loans receivable from Merit Foods following their modification (note 5).

Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit with banks and highly liquid short-term interest bearing securities with maturities at the date of purchase of three months or less.

Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.  Financial assets and liabilities are offset and the net amount is reported in the consolidated balance sheets when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

At initial recognition, the Company classifies its financial instruments in one of the following categories: amortized cost, fair value through profit or loss, and fair value through other comprehensive income.

Derivatives are recognized initially and subsequently at fair value.  Transaction costs are expensed in the consolidated statements of operations and comprehensive loss.  Gains and losses arising from changes in fair value are presented in the consolidated statements of operations and comprehensive loss, through profit or loss, in the period in which they arise.

Financial assets carried at amortized cost, which include loans and receivables initially recognized at the amount expected to be received, less a provision for the expected credit loss.  Subsequently, financial assets carried at amortized cost are measured at amortized cost using the effective interest method less a provision for the expected credit loss.  The Company classifies its cash and cash equivalents and amounts receivable as financial assets carried at amortized cost.

Other financial liabilities are initially recognized at the amount required to be paid, less, when material, a discount to reduce the payables to fair value.  Subsequently, other financial liabilities are measured at amortized cost using the effective interest method.

At each reporting date, the Company assesses whether there is objective evidence that a financial asset is impaired. If such evidence exists, the Company recognizes an impairment loss, as follows:

Financial assets carried at amortized cost:  the impairment loss is the difference between the carrying value of the asset and the amortized cost of the financial asset, less the expected credit loss.  The carrying amount of the asset is reduced by this amount which is recognized in the consolidated statements of operations and comprehensive loss, through profit or loss.  Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the expected credit loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

Transaction costs of an equity transaction are accounted for as a deduction from equity to the extent that they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided.  Qualifying transaction costs incurred prior to the Company's year-end in anticipation of an issuance of equity instruments subsequent to the Company's year-end are deferred on the consolidated balance sheets until the equity instruments are issued.

Property and equipment

Property and equipment are recorded at cost less accumulated amortization. The Company provides for amortization at the following annual rates:

Equipment	20% declining balance
Computer equipment	30% declining balance
Leasehold improvements	Straight-line over lease term
Right-of-use assets	Straight-line over lease term

Inventories

Inventories are recorded at the lower of cost and net realizable value.

Impairment of long-lived assets

The Company tests property and equipment for impairment whenever events or circumstances indicate that the carrying value of an asset or group of assets may not be recoverable.  Intangible assets that are not being amortized are tested annually for impairment and also if the Company identifies indicators of impairment.  For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash-generating units).  The evaluation is based on the higher of the asset's fair value less costs of disposal and its value in use, which is the present value of future cash flows expected to be derived from the asset in its current state.  An impairment loss is recognized in the period it is determined to the extent that the carrying value exceeds the higher of fair value less costs to sell and value in use of the asset or group of assets.

Research and development costs

Research costs are expensed in the year incurred.  Development costs are also expensed in the year incurred unless the related process is clearly defined and the costs attributable thereto can be reliably measured; the technical feasibility of the process has been established so that it will be available for use or sale; management has indicated its intention to produce and market, or use, the process; an ability to use or sell the process exists; the process will generate probable future economic benefits; and adequate resources exist, or are expected to be available, to complete the development and to use or sell the process.  On July 1, 2019, the Company commenced deferring development costs related to its pea and canola technologies.  The deferred development costs will be amortized on a straight-line basis over their estimated useful lives commencing on the date the Company starts earning royalties.

Goodwill

Goodwill represents the excess at the date of acquisition of the cost of the acquired business over the fair values attributed to the underlying net tangible assets and the identifiable intangible assets.  Goodwill is not amortized.

On at least an annual basis, or when circumstances indicate the carrying value of goodwill may not be recoverable, the Company subjects goodwill to an impairment test.  For impairment testing purposes, the carrying value of goodwill is allocated to the group of assets that realize the benefits of the acquisition.  The impairment assessment is performed by comparing the carrying value of the group of assets, including the allocated carrying value of goodwill, to the higher of its fair value less costs to sell and its value in use, which is the present value of future cash flows expected to be derived from the group of assets in their current state.  If the carrying amount of the group of assets exceeds the recoverable amount, an impairment loss is charged to operations in the period such impairment is identified, allocated first to reducing the carrying amount of the goodwill allocated to the group, and then to the other assets of the group.

Income taxes

The Company uses the balance sheet liability method of accounting for income taxes.  Under this method, current income taxes are recognized for the estimated income taxes payable for the current year.  Deferred income tax assets and liabilities are recognized in the current year for temporary differences between the tax and accounting bases of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes.  Deferred income tax assets and liabilities are measured using substantively enacted tax rates and laws expected to apply in the years in which those temporary differences are expected to be recovered or settled.  Deferred income tax assets are recognized only to the extent they are considered probable to be realized.

Stock-based compensation

The Company accounts for stock-based compensation granted to employees using the fair value method calculated using the Black-Scholes option pricing model.  Stock-based compensation granted to non-employees is measured at the fair value of the goods and services received unless the fair value cannot be measured reliably, in which case the amount is measured using the fair value of the options granted.  For options granted to employees and those providing similar services, including officers and directors, the compensation cost is measured at the fair value of the equity instrument granted at the date of grant and is expensed to operations over the award's vesting period.  When stock options are exercised, capital stock is credited by the sum of the consideration paid and by the related portion previously recorded in options.  Additional information related to the stock option plan and the assumptions used in the Black-Scholes option pricing model are provided in note 9(c).

Loss per share

Basic loss per share is computed by dividing the net loss for the year available to common shareholders by the weighted average number of common shares outstanding during the year.  The Company applies the treasury stock method to calculate diluted loss per share.  Diluted loss per share excludes all dilutive potential common shares if their effect is anti-dilutive.

Foreign currency translation

a) Functional and presentation currency

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the "functional currency").  These consolidated financial statements are presented in Canadian dollars, which is the Company's and its subsidiaries' functional currency.

 b) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transactions.  Generally, foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation's functional currency are recognized in the consolidated statements of operations and comprehensive loss.

Newly adopted accounting standards and amendments

IFRS 16 - Leases

Effective April 1, 2019, the Company adopted IFRS 16 - Leases, which requires, among other things, leases to recognize leases traditionally recorded as operating leases in the same manner as a financing lease.

The Company applied IFRS 16 on a modified retrospective basis and it did not have a significant impact on the consolidated financial statements.

Accounting standard and amendments issued and not yet adopted

Amendments to IAS 1 - Classification of Liabilities as Current or Non-Current

The amendment clarifies the classification requirements to determine if a liability should be presented as current or non-current in the statement of financial position.  Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing or recognition.  The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and is to be applied retrospectively, with earlier application permitted.  The Company is still considering whether the new standard will have a significant impact on the consolidated financial statements.